Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2017 MMBoe Bcfe MMBbls	Dec. 31, 2016 MMBoe Bcfe MMBbls	Dec. 31, 2015 MMBoe Bcfe MMBbls	Dec. 31, 2014 MMBoe Bcfe MMBbls
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBoe	20,753	21,118	22,005
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBbls	7,876	7,942	9,025
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | Bcfe	77,260	79,060	77,879
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBoe	20,296	20,556	21,442	22,443
Consolidated entities [member] | Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBbls	7,481	7,438	8,521	10,593
Consolidated entities [member] | Crude oil and condensate [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBbls	6,622	6,341	7,650
Consolidated entities [member] | Crude oil and condensate [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | MMBbls	859	1,097	871
Consolidated entities [member] | Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | Bcfe	76,888	78,712	77,525	71,098
Consolidated entities [member] | Natural gas [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | Bcfe	74,702	76,245	75,858
Consolidated entities [member] | Natural gas [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Proved developed and undeveloped reserves | Bcfe	2,186	2,467	1,667